UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2001

Check here if Amendment           [     ]; Amendment Number:
This Amendment (Check only one.): [     ] is a restatement.

                               [     ] adds new holdings entries.



Institutional Investment Manager Filing this Report:

Name:	Capital Management Associates
Address:	140 Broadway
		44th Floor
		New York, NY  10005

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name 	Joseph A. Zock
Title:	President
Phone:	212-320-2000

Signature, Place, and Date of Signing:



Joseph A. Zock, New York, New York, October 25, 2001

Report Type (Check only one.):

[X]	13F HOLDINGS REPORT.
[  ]	13F NOTICE.
[  ]	13F COMBINATION REPORT.


List of Other Mangers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.



FORM 13F SUMMARY PAGE





Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:

Form 13F Information Table Value Total:



List of Other Included Mangers:

No. 13F File Number	Name






Capital Management Associates
FORM 13F
30-Sep-01

                                                                            Voting Authority
                               Title 		Value Shares/ Sh/Put/Invstm    Other
                               of
        Name of Issuer         class    CUSIP   (x$1000Prn Amt PrnCallDscret  Managers     Sole  SharedNone

ALBERTSON'S INC                COM   013104104    21493  674200SH     Sole                 674200
AMERICREDIT CORP.              COM   03060r101    17758  561600SH     Sole                 561600
APACHE CORP.                   COM   037411105    17413  404950SH     Sole                 404950
BECKMAN COULTER INC.           COM   075811109    21536  486700SH     Sole                 486700
BOWATER INC.                   COM   102183100     8888  201900SH     Sole                 201900
BRINKER INTERNATIONAL INC      COM   109641100    17201  728225SH     Sole                 728225
CENDANT CORP                   COM   151313103    14675 1146500SH     Sole                1146500
COMPASS BANCSHARES INC         COM   20449h109    19668  755600SH     Sole                 755600
CONSTELLATION ENERGY GROUP     COM   210371100     8689  359050SH     Sole                 359050
DEERE & CO                     COM   244199105    15565  413850SH     Sole                 413850
DIAL CORP.                     COM   25247D101    23517 1420950SH     Sole                1420950
FIRST DATA CORP                COM   319963104    14769  253500SH     Sole                 253500
FLOWERS FOODS INC.             COM   343498101    31029  855979SH     Sole                 855979
IVAX CORP                      COM   465823102    12051  543575SH     Sole                 543575
KLA-TENCOR CORP                COM   482480100     8877  281100SH     Sole                 281100
MCCORMICK & CO-NON VTG SHRS    COM   579780206    21398  467200SH     Sole                 467200
OFFICE DEPOT                   COM   676220106    25448 1871200SH     Sole                1871200
PARKER HANNIFIN CORP           COM   701094104     3975  115900SH     Sole                 115900
PHELPS DODGE CORP.             COM   717265102    10161  369500SH     Sole                 369500
PHILLIPS PETROLEUM CO.         COM   718507106    16646  308600SH     Sole                 308600
RENAISSANCERE HOLDINGS LTD     COM   g7496g103    25757  289700SH     Sole                 289700
SARA LEE CORP                  COM   803111103    22094 1037300SH     Sole                1037300
SCANA CORP                     COM   80589m102    16370  645000SH     Sole                 645000
SEMPRA ENERGY                  COM   816851109    17428  704178SH     Sole                 704178
SKYWEST INC.                   COM   830879102    12520  748800SH     Sole                 748800
SOUTHWEST AIRLINES             COM   844741108    14205957212.5SH     Sole               957212.5
TOMMY HILFIGER CORP            COM   G8915Z102    14987 1674500SH     Sole                1674500
TXU CORPORATION                COM   882848104    22231  479950SH     Sole                 479950
UNOCAL CORP                    COM   915289102    18525  570000SH     Sole                 570000
WATERS CORP                    COM   941848103    16172  452100SH     Sole                 452100
WEYERHAEUSER CO.               COM   962166104    15512  318450SH     Sole                 318450
ZIONS BANCORPORATION           COM   989701107    18883  351900SH     Sole                 351900